FINANCIAL INCOME	12 Months Ended
Dec. 31, 2023
FINANCIAL INCOME
FINANCIAL INCOME

NOTE 19 – FINANCIAL INCOME

The analysis of financial income for the years ended 31 December 2023, 2022 and 2021 is as follows:

Financial income:

	1 January –	1 January –	1 January –
	31 December	31 December	31 December
	2023	2022	2021

Foreign currency exchange gains	2,413,002	2,492,812	6,327,128
Interest income on time deposits	504,054	331,436	137,794
Interest income on credit sales	372,293	206,912	110,747
Fair value gains on financial assets measured at fair value (Note 5)	237,515	84,362	—
Interest received on financial investment (Note 5)	1,184	—	—
Other	11,562	37,629	55,248

	3,539,610	3,153,151	6,630,917

Foreign currency exchange gains are mainly driven by foreign currency denominated cash and cash equiavelents and financial investments.